Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of guarantees, acceptances and credit commitments
(a)	Guarantees, acceptances and credit commitments as of December 31, 2022 and 2023 are as follows:

	2022		2023
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	12,154,088	12,503,445
Contingent guarantees		4,565,829	4,337,751
ABS and ABCP purchase agreements		1,496,604	1,533,047

		18,216,521	18,374,243

Commitments to extend credit:
Loan commitments in won		83,451,887	88,913,555
Loan commitments in foreign currency		25,052,284	26,970,371
Other agreements (*)		96,984,654	96,194,944

		205,488,825	212,078,870

Endorsed bills:
Secured endorsed bills		10,025	44
Unsecured endorsed bills		7,046,806	10,519,665

		7,056,831	10,519,709

	~~W~~	230,762,177	240,972,822

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
90,452,012 million for the year ended December 31, 2022 and
~~W~~
90,832,893 million for the year ended December 31, 2023.

Summary of pending litigations
(b)	Pending litigations

The	Group’s pending lawsuits as a defendant as of December 31, 2023 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first trial is ongoing as of December 31, 2023

Loss claim	1		64,748	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2023

Loss claim	1		36,436	Joint Tort liability and Vicarious liability	The first trial is ongoing as of December 31, 2023

Sinmun-ro, Jongno-gu Agency work PFV fraudulent trusts Cancellation lawsuit (Geosam Co., Ltd.)	1	43,630	The plaintiff, who claims to be the original owner of the trust building, claims that the currently registered trust registration should be canceled as fraudulent trust, and requested payment of approximately
~~W~~
				43.6 billion in value compensation.	The first trial is ongoing as of December 31, 2023

Others	749		553,663	It includes various cases, such as compensation for loss claim.

	753	~~W~~	731,573